As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND, INC.
          -------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
-------------------------------------------------------------------

PRINCIPAL AMOUNT        SECURITY@                           RATING                   VALUE(+)
($000's omitted)                                         Moody's S&P            ($000's omitted)

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (84.5%)

AMERICAN CAPITAL ACCESS
  1,000    Puerto Rico Ind., Tourist, Ed., Med., & Env.
           Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto
           Rico Proj.), Ser. 2002 A, 5.25%, due 8/1/15           A                   1,062++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
  1,285    Bay Area (CA) Governments Assoc. Bart
           SFO Extension Rev. (Arpt. Premium Fare),
           Ser. 2002 A, 5.00%, due 8/1/21                        AAA                 1,368
  1,000    California St. Pub. Works Board Lease
           (Dept. of Gen. Svc.)
           Rev. (Cap. East End Complex), Ser. 2002
           A, 5.25%, due 12/1/16                                 AAA                 1,104
  1,000    Fresno (CA) Unified Sch. Dist. Ref.
           G.O., Ser. 2002 A, 6.00%, due 2/1/17                  AAA                 1,214
  1,905    Long Beach (CA) Bond Fin. Au. Tax
           Allocation Rev.,
           (Downtown, North Long Beach, Poly High,
           & West Beach Redev. Proj.), Ser. 2002 A,
           5.38%, due 8/1/17                                     AAA                 2,131
   500     Long Beach (CA) Fin. Au. Rev., Ser.
           1992, 6.00%, due 11/1/17                              AAA                   594
  1,045    Marin Co. (CA) Muni. Wtr. Dist. Wtr.
           Ref. Rev., Ser. 2002, 5.00%, due 7/1/17               AAA                 1,139
  1,445    Oceanside (CA) Cert. of Participation
           Ref. Rev., Ser. 2003 A, 5.25%, due 4/1/14             AAA                 1,618
  2,600    Sacramento (CA) Muni. Util. Dist. Elec.
           Rev., Ser. 1997 K, 5.70%, due 7/1/17                  AAA                 3,077
   500     Salinas Valley (CA) Solid Waste Au.
           Rev., Ser. 2002, 5.00%, due 8/1/06                    AAA                   518
  2,000    San Francisco (CA) St. Bldg. Au. Lease
           Rev. (San Francisco Civic Ctr. Complex),
           Ser. 1996 A, 5.25%, due 12/1/16                       AAA                 2,135
  2,500    San Jose (CA) Fin. Au. Lease Rev. (Civic
           Ctr. Proj.), Ser. 2002 B, 5.25%, due 6/1/17           AAA                 2,767
  1,000    San Jose (CA) Multi-Family Hsg. Rev.
           (Fallen Leaves Apts. Proj.), Ser. 2002 J-1,
           4.95%, due 12/1/22                              Aaa   AAA                 1,033++
FINANCIAL GUARANTY INSURANCE CO.
  2,550    Contra Costa (CA) Comm. College Dist.
           G.O., Ser. 2002, 5.25%, due 8/1/17                    AAA                 2,835
  1,000    Kings Canyon (CA) Joint Unified Sch.
           Dist. G.O., Ser. 2002, 5.38%, due 8/1/17        Aaa   AAA                 1,121
  5,000    Los Angeles (CA) Dept. of Arpts. Rev.
           (Los Angeles Int'l. Arpt.), Ser. 2002 A,
           5.25%, due 5/15/18                              Aaa   AAA                 5,530
  1,090    Moreland (CA) Sch. Dist. Ref. G.O., Ser.
           2002, 5.13%, due 9/1/17                               AAA                 1,202
   535     Nevada & Placer Cos. (CA) Irrigation
           Dist. Cert. of Participation Rev., Ser. 2002,
           5.00%, due 1/1/16                                     AAA                   581
   565     Nevada & Placer Cos. (CA) Irrigation
           Dist. Cert. of Participation Rev., Ser. 2002,
           5.00%, due 1/1/17                                     AAA                   610
  1,045    Oakland (CA) G.O., Ser. 2002 A, 5.00%,
           due 1/15/15                                           AAA                 1,138
  1,210    Oakland (CA) G.O., Ser. 2002 A, 5.00%,
           due 1/15/18                                           AAA                 1,315
  1,290    Oakland (CA) Redev. Agcy. Sub. Tax
           Allocation Rev. (Central
           Dist. Redev. Proj.), Ser. 2003, 5.50%,
           due 9/1/17                                            AAA                 1,453
   575     Port of Oakland (CA) Rev., Ser. 2002 M,
           5.25%, due 11/1/17                                    AAA                   641
  2,655    Riverside Co. (CA) Eastern Muni. Wtr.
           Dist. Cert. of Participation Wtr. & Swr.
           Rev., Ser. 2001 A, 5.00%, due 7/1/19            Aaa   AAA                 2,821
  2,000    San Diego (CA) Unified Sch. Dist. G.O.,
           Ser. 2002 D, 5.25%, due 7/1/21                  Aaa   AAA                 2,261
  1,500    San Francisco (CA) City & Co. Int'l.
           Arpt. Second Ser. Rev., 5.25%, due 5/1/16             AAA                 1,584
FINANCIAL SECURITY ASSURANCE INC.
  1,000    Burbank (CA) Pub. Svc. Dept. Elec. Rev.,
           Ser. 1998, 5.13%,
           due 6/1/16                                            AAA                 1,077


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
-------------------------------------------------------------------

PRINCIPAL AMOUNT        SECURITY@                           RATING                   VALUE(+)
($000's omitted)                                         Moody's S&P            ($000's omitted)


  1,000    California St. Dept. of Wtr. Res. Wtr. Rev.,
           Ser. 2001 W, 5.50%, due 12/1/13                 Aaa   AAA            1,163

  3,000    California St. Pub. Works Board Lease Rev.
           (Regents of the Univ. of California, UCLA
           Replacement Hosp.), Ser. 2002 A, 5.38%,
           due 10/1/13                                           AAA            3,397
  1,275    Los Angeles Co. (CA) Long Beach Unified Sch.
           Dist. G.O., Ser. 2002 D, 5.00%, due 8/1/17            AAA            1,384
  500      Marin Co.(CA) Dixie Elementary Sch. Dist.
           G.O., Ser. 2000 A, 5.38%, due 8/1/17                  AAA              555
  3,000    Puerto Rico Muni. Fin.
           Agcy. Rev., Ser. 2002 A, 5.25%, due 8/1/17            AAA            3,340
  1,000    Puerto Rico Muni. Fin. Agcy. Rev., Ser.
           2002 A, 5.25%, due 8/1/21                       Aaa   AAA            1,118
  5,000    San Francisco (CA) City & Co. Redev. Agcy.
           Lease Ref. Rev. (George R. Moscone Convention
           Ctr.), Ser. 2002, 5.00%, due 7/1/17             Aaa   AAA            5,384
  1,000    San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
           5.00%, due 3/1/11                                     AAA            1,086
  1,615    San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
           5.00%, due 3/1/12                                     AAA            1,757
  1,620    Santa Clara Co. (CA) Fremont Union High Sch.
           Dist. G.O., Ser. 2002 C, 5.00%, due 9/1/20      Aaa   AAA            1,755
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  1,250    Alameda Co. (CA) Cert. of Participation Ref.
           Rev., Ser. 2001 A, 5.38%, due 12/1/17                 AAA            1,402
  4,000    California Poll. Ctrl. Fin. Au. Ref. PCR
           (Pacific Gas & Elec. Co.), Ser. 1996 A, 5.35%,
           due 12/1/16                                           AAA            4,345++
  2,835    Glendale (CA) Redev. Agcy. Tax Allocation Rev.
           (Central Glendale Redev. Proj.), Ser. 2002,
           5.00%, due 12/1/16                                    AAA            3,102
  2,480    Glendale (CA) Redev. Agcy. Tax Allocation Rev.
           (Central Glendale Redev. Proj.), Ser. 2002,
           5.25%, due 12/1/17                                    AAA            2,758
  3,890    Port of Oakland (CA) Ref. Rev., Ser. 2002 N,
           5.00%, due 11/1/13                                    AAA            4,229
    750    Santa Clara Co. (CA) Saratoga Union Sch. Dist.
           Ref. G.O., Ser. 1999, 5.13%, due 9/1/11               AAA              844
  3,905    Solano Co. (CA) Cert. of Participation Rev.,
           Ser. 2002, 5.25%, due 11/1/17                         AAA            4,335
  1,000    Univ. of California Regents Rev. (Multi. Purp.
           Proj.), Ser. 2000 K, 5.00%, due 9/1/12                AAA            1,086
                                                                            ---------
                                                                               86,969
                                                                            ---------

TAX-EXEMPT SECURITIES-OTHER (69.6%)
    780    Abag (CA) Fin. Au. Cert. of Participation Rev.
           (Channing House), Ser. 1999, 4.90%,
           due 2/15/09                                           BBB+             818++
  3,050    Abag (CA) Fin. Au. Cert. of Participation Rev.
           (Episcopal Homes Foundation), Ser. 1998,
           5.13%, due 7/1/18                                     BBB+           3,113++
  1,000    Abag (CA) Fin. Au. Rev. (San Diego Hosp.
           Assoc.), Ser. 2003 C, 5.13%, due 3/1/18         Baa1  BBB+           1,026++
    900    Brazos (TX) River Au. Ref. PCR (TXU Energy Co.
           LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38
           Putable 4/1/13                                  Baa2  BBB            1,045++
    750    Brazos (TX) River Au. Ref. Rev. (Reliant
           Energy, Inc. Proj.), Ser. 1999 B, 7.75%,
           due 12/1/18                                     Ba1   BBB-           832++
  1,000    Brazos (TX) River Harbor Navigation Dist. of
           Brazoria Co. Env. Fac. Rev. (Dow Chemical Co.
           Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33       A3    A              1,063++
    765    California Co. (CA) Tobacco Securitization
           Agcy. Tobacco Settlement Asset-Backed Rev.,
           Ser. 2002, 4.75%, due 6/1/19                    Baa3  BBB              769
  1,750    California Ed. Fac. Au. Ref. Rev. (Stanford
           Univ.), Ser. 2001 R, 5.00%, due 11/1/21         Aaa   AAA            1,891++


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
-------------------------------------------------------------------

PRINCIPAL AMOUNT        SECURITY@                           RATING                   VALUE(+)
($000's omitted)                                         Moody's S&P            ($000's omitted)

  2,000    California Hlth. Fac. Fin. Au. Rev. (Catholic
           Healthcare West), Ser. 2004 I, 4.95%,
           due 7/1/26                                      Baa1  BBB+           2,100++
  2,000    California Hlth. Fac. Fin. Au. Rev. (Cedars-
           Sinai Med. Ctr.), Ser. 1999 A, 6.13%,
           due 12/1/19                                     A3                   2,210++
  1,000    California Hlth. Fac. Fin. Au. Rev. (Kaiser
           Permanente), Ser. 1998 B, 5.00%, due 10/1/20          AAA            1,076++
  1,500    California Poll. Ctrl. Fin. Au. Solid Waste
           Disp. Rev. (Republic Svc., Inc. Proj.), Ser.
           2002 B, 5.25%, due 6/1/23                       Baa3  BBB            1,609++
  2,500    California Poll. Ctrl. Fin. Au. Solid Waste
           Disp. Rev. (Waste Management, Inc. Proj.),
           Ser. 2002 B, 4.45%, due 7/1/27 Putable 7/1/05         BBB            2,514++
  1,000    California Poll. Ctrl. Fin. Au. Solid Waste
           Disp. Rev. (Waste Management, Inc. Proj.),
           Ser. 2002 C, 4.85%, due 12/1/27
           Putable 12/1/17                                       BBB            1,036++
  4,500    California St. Dept. of Wtr. Res. Pwr. Supply
           Rev., Ser. 2002 A, 5.75%, due 5/1/17            A3    BBB+           5,092
  1,000    California St. Dept. of Wtr. Res. Pwr. Supply
           Rev., Ser. 2002 A, 5.38%,  due 5/1/22           A3    BBB+           1,090
  2,250    California  St.  G.O.,  Ser. 2002,  5.00%,
           due 10/1/17                                     A1    A+             2,422
  1,095    California  St. Pub.  Works Board Lease Rev.
           (California Comm. Colleges), Ser. 2004 B,
           5.50%, due 6/1/20                               Baa2  BBB-           1,228
  1,000    California St. Univ., Fresno Assoc., Inc. Rev.
           (Auxiliary Organization Event Ctr.),
           Ser. 2002, 5.00%, due 7/1/12                    Baa3  BBB-           1,058
  2,000    California Statewide CDA Cert. of
           Participation Rev. (Children's Hosp. Los
           Angeles), Ser. 1999, 5.13%, due 8/15/19         A2    A+             2,079++
  2,000    California Statewide CDA Cert. of
           Participation Rev. (The Internext Group),
           Ser. 1999, 5.38%, due 4/1/17                          BBB            2,057++
  5,000    California Statewide CDA Hlth. Fac. Rev.
           (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%,
           due 10/1/16                                     A3    A              5,661++
    500    California Statewide CDA Rev. (East Valley
           Tourist Dev. Au.), Ser. 2003 A, 9.25%,
           due 10/1/20                                           BB               548
  3,000    California Statewide CDA Rev. (Kaiser
           Permanente), Ser. 2002 E, 4.70%, due 11/1/36
           Putable 6/1/09                                  A3                   3,174++
  1,000    Central (CA) Joint Pwr. Hlth. Fin. Au. Cert.
           of Participation Rev., (Comm. Hosp. of Central
           California Proj.), Ser. 2000, 5.50%,
           due 2/1/14                                      Baa1  BBB+           1,054++
  1,020    Cerritos (CA) Pub. Fin. Au. Sub. Tax
           Allocation Rev. (Cerritos Redev. Proj.), Ser.
           2002 B, 4.40%, due 11/1/16                            BBB            1,015
  1,000    Cumberland Co. (PA) West Shore Area Au. Hosp.
           Rev. (Holy Spirit Hosp. of the Sisters of
           Christian Charity Proj.), Ser. 2001, 6.00%,
           due 1/1/18                                            BBB+           1,084++
    500    Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp.
           Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16    Baa3  BBB-             500++
  1,000    De Kalb Co. (GA) Dev. Au. Ref. PCR (General
           Motors Corp. Proj.), Ser. 2002, 6.00%,
           due 3/15/21                                     A3    BBB            1,078++
  1,210    Elk Grove (CA) Spec. Tax Rev. (East Franklin
           Comm. Fac. Dist. Number 1), Ser. 2002 A,
           5.38%, due 8/1/17                                     BB+            1,264
  1,270    Los Angeles (CA) Dept. of Wtr. & Pwr. Sys.
           Rev., Ser. 2001 A, Sub. Ser. A-3, 5.38%, due
           7/1/20                                          Aa3                  1,307
    750    Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref.
           Rev. (Mount Sinai Med. Ctr. Florida Proj.),
           Ser. 2004, 6.25%, due 11/15/09                  Ba2   BB               773++
  1,500    Morehouse Parish (LA) Ref. PCR (Int'l.
           Paper Co. Proj.), Ser. 2001 A, 5.25%,
           due 11/15/13                                    Baa2  BBB            1,625++
  1,405    North Carolina Muni. Pwr. Agcy. Number 1
           Catawba Elec. Rev., Ser. 2003 A, 5.50%,
           due 1/1/14                                      Baa1  BBB+           1,547
    605    Oakland (CA) Redev. Agcy. Rev. (Coliseum
           Area Redev. Proj.), Ser. 2003, 5.00%,
           due 9/1/16                                            A-             636
    635    Oakland (CA) Redev. Agcy. Rev. (Coliseum Area
           Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17           A-             666
  1,365    Puerto Rico Children's Trust Tobacco
           Settlement Asset-Backed

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
-------------------------------------------------------------------

PRINCIPAL AMOUNT        SECURITY@                           RATING                   VALUE(+)
($000's omitted)                                         Moody's S&P            ($000's omitted)

           Rev., Ser. 2002, 5.38%, due 5/15/33             Baa3  BBB            1,331
    440    Roseville (CA) Stone Point Comm.
           Fac. District No. 1 Special
           Tax Rev., Ser. 2003, 5.70%, due 9/1/17                BB+              455
    830    San Diego (CA) Redev. Agcy. Sub.
           Parking Rev. (Centre City
           Redev. Proj.), Ser. 2003 B,
           4.80%, due 9/1/15                               Baa2  A-               854
    820    San Diego (CA) Redev. Agcy. Sub.
           Parking Rev. (Centre City
           Redev. Proj.), Ser. 2003 B,
           4.90%, due 9/1/16                               Baa2  A-               846
  3,000    San Francisco (CA) Bay Area Toll
           Au. Toll Bridge Rev., Ser.
           2001 D, 5.00%, due 4/1/17                       Aa3   AA             3,260
  1,000    Santa Rosa (CA) Rancheria Tachi
           Yokut Tribe Enterprise Rev.,
           Ser. 2003, 6.13%, due 3/1/13                          BBB            1,005
  1,000    South Gate (CA) Pub. Fin. Au.
           Tax Allocation Rev. (South
           Gate Redev. Proj. No. 1), Ser.
           2002, 5.00%, due 9/1/16                               AAA            1,094
  1,250    Tobacco Settlement Fin. Corp.
           (LA) Tobacco Settlement
           Asset-Backed Rev., Ser. 2001 B,
           5.50%, due 5/15/30                              Baa3  BBB            1,197
    600    Univ. of California Regents
           Cert. of Participation Rev. (San
           Diego Campus & Sacramento
           Proj.), Ser. 2002 A, 5.25%, due 1/1/18          Aa2                    644
    750    Verrado (AZ) Comm. Fac. Dist.
           Number 1 G.O., Ser. 2003,
           6.15%, due 7/15/17                                    BB-              767
    250    Virgin Islands Pub. Fin. Au.
           Refinery Fac. Rev. (HOVENSA
           Refinery Proj.), Ser. 2003,
           6.13%, due 7/1/22                               Baa3  BBB-             269
    750    Virgin Islands Pub. Fin. Au.
           Rev. (Virgin Islands Matching
           Fund Loan Notes), Ser. 1998 E,
           6.00%, due 10/1/22                                    BBB              772
   1,000   Virgin Islands Wtr. & Pwr. Au.
           Elec. Sys. Ref. Rev., Ser.
           1998, 5.30%, due 7/1/18                               BBB            1,027
                                                                            ---------
                                                                               71,581
                                                                            ---------


TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (1.7%)

BANK OF AMERICA
    500    California St. Econ. Rec. Rev., Ser. 2004
           C-2, 1.67%, VRDN due 2/1/05                     VMIGI A-1+             500
    280    Irvine (CA) Ltd. Oblig. Imp. (Assessment
           Dist. No 93-14), Ser. 2000, 1.67%,
           VRDN due 2/1/05                                 VMIGI A-1+             280
    600    Newport Beach (CA) Rev. (Hoag Mem. Hosp.
           Presbyterian), Ser. 1992, 1.60%, VRDN
           due 2/1/05                                      VMIGI A-1+             600++
EXXON-MOBIL OIL CORP.
    200    California Poll. Ctrl. Fin. Au. Ref. PCR
           (Exxon Proj.), Ser. 1989, 1.49%, VRDN
           due 2/1/05                                      P-1   A-1+             200++

STATE STREET BANK
    200    Irvine Ranch (CA) Wtr. Dist. G.O., Ser. 1995,
           1.67%, VRDN due 2/1/05                          VMIGI A-1+             200
                                                                            ---------
                                                                                1,780
                                                                            ---------
           TOTAL INVESTMENTS (155.8%) (COST $153,945)                         160,330##


           Cash, receivables and other assets, less
           liabilities (1.5%)                                                   1,566
           Liquidation Value of Auction Market Preferred
           Shares [(57.3%)]                                                   (59,000)
                                                                            ---------
           TOTAL NET ASSETS APPLICABLE TO
           COMMON SHAREHOLDERS (100.0%)                                      $102,896
                                                                            ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


 NOTES TO SCHEDULE OF INVESTMENTS


 + Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Directors of California, Intermediate, and New York, believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

 ## At January 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                GROSS          GROSS              NET
       (000'S OMITTED)                                     UNREALIZED     UNREALIZED       UNREALIZED
       NEUBERGER BERMAN                           COST    APPRECIATION   DEPRECIATION    APPRECIATION

       CALIFORNIA                             $153,945        $ 6,385            $ 0          $ 6,385
       INTERMEDIATE                            469,025         20,602            209           20,393
       NEW YORK                                125,830          4,593             25            4,568

 @ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 73%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

 ++      Security is guaranteed by the corporate or non-profit obligor.

 ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $4,570,048 or 1.45% of net assets for Intermediate.

 ^^     Not rated by a nationally recognized statistical rating organization.











For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund, Inc.


By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005



By: /s/John McGovern
    ----------------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date:  March 30, 2005